Investment Objectives and Goals - Invesco MSCI Global Climate 500 ETF	Jun. 21, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco MSCI Global Climate 500 ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the MSCI ACWI Select Climate 500 Index (the “Underlying Index”).